UNITED STATES

            SECURITIES AND EXCHANGE COMMISSION

                  Washington, D.C.  20549


                                                    FORM 13F


Form 13F Cover Page


Report For The Calendar Year of Quarter Ended:  09/30/03



Institutional Investment Manager Filing This Report:



Name:  Optimum Growth Advisors,  LLC
                                          ------------------------------

Address:  112 Washington Street

       ------------------------------

          Marblehead, MA  01945

       ------------------------------


          505 Park Avenue

       ------------------------------

          20th Floor

       ------------------------------

          New York, NY  10022

       ------------------------------



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists and tables, are considered integral parts of this form.



Person Signing on Behalf of Reporting Manager:



Name:  Diane Englert Christian

      --------------------------

Title:     Managing Partner

      --------------------------

Phone:     781.631.9228

      --------------------------


Signature, Place and Date of Signing:


Diane Englert Christian    Marblehead, MA  12/17/03

-----------------------    -------------- ---------


REPORT TYPE:

[X]  13F HOLDINGS REPORT



               FORM 13F SUMMARY PAGE



REPORT SUMMARY:


Number of Other Included Managers:   0
                                                                  -------


Form 13F Information Table Entry Total:   51

                                        -------


Form 13F Information Table Value Total:  $101,343
                                                              --------
 (thousands)


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              604059105    20943   303218 SH       SOLE                   303218
ADOBE SYSTEMS                  COM              00724F101     1805    45825 SH       SOLE                    45825
AMAZON COM INC COM             COM              023135106     1341    27685 SH       SOLE                    27685
AMERICAN INTL GROUP COM        COM              026874107     1681    29135 SH       SOLE                    29135
AMGEN INC COM                  COM              031162100     2540    39365 SH       SOLE                    39365
APPLIED MATERIALS INC          COM                             181    10000 SH       SOLE                    10000
ATS MED INC COM                COM              002083103      192    50000 SH       SOLE                    50000
AUTOZONE INC COM               COM              053332102     1555    17365 SH       SOLE                    17365
BANK NEW YORK INC COM          COM              064057102      233     8000 SH       SOLE                     8000
BRISTOL MYERS SQUIBB COM       COM              110122108      308    12000 SH       SOLE                    12000
CBL & ASSOC PPTYS INC          COM              124830100      230     4600 SH       SOLE                     4600
CISCO SYS INC COM              COM              17275R102     7369   376147 SH       SOLE                   376147
CITIGROUP INC COM              COM              172967101     3841    84400 SH       SOLE                    84400
COCA COLA CO COM               COM              191216100      376     8750 SH       SOLE                     8750
DELL COMPUTER CORP COM         COM              247025109     1568    46925 SH       SOLE                    46925
DIEBOLD, INC.                  COM              253651103      238     4698 SH       SOLE                     4698
EBAY INC COM                   COM              278642103     1122    20920 SH       SOLE                    20920
EXXON MOBIL CORP.              COM              30231G102      540    14760 SH       SOLE                    14760
FEDERAL NATL MTG ASSN COM      COM              313586109     1882    26810 SH       SOLE                    26810
FUEL CELL ENERGY INC.          COM              35952H106      288    24575 SH       SOLE                    24575
GENENTECH INC                  COM              368710406     1953    24370 SH       SOLE                    24370
GENERAL ELEC CO COM            COM              369604103     1700    57020 SH       SOLE                    57020
HOME DEPOT INC COM             COM              437076102     1126    35340 SH       SOLE                    35340
INTEL CORP COM                 COM              458140100     5354   194540 SH       SOLE                   194540
INTERACTIVE CORP               COM                            1553    46795 SH       SOLE                    46795
INVITROGEN CORP COM            COM              46185R100     1075    18560 SH       SOLE                    18560
J P MORGAN CHASE & CO.         COM              46625H100      294     8570 SH       SOLE                     8570
JOHNSON & JOHNSON COM          COM              478160104     2574    51975 SH       SOLE                    51975
KEYCORP NEW COM                COM              493267108      307    12000 SH       SOLE                    12000
MEDIABAY INC                   COM                              11    14000 SH       SOLE                    14000
MEDTRONIC INC COM              COM              585055106     2649    56450 SH       SOLE                    56450
MERCK & CO INC COM             COM              589331107      972    19200 SH       SOLE                    19200
MICROSOFT CORP COM             COM              594918104     7693   276730 SH       SOLE                   276730
NETWORK APPLIANCE              COM              64120L104      770    37520 SH       SOLE                    37520
OPENWAVE COMMUNICATIONS        COM              683718100      405    96275 SH       SOLE                    96275
PFIZER INC COM                 COM              717081103     2445    80477 SH       SOLE                    80477
PNC BANK CORP.                 COM              693475105      476    10000 SH       SOLE                    10000
PROCTER & GAMBLE CO COM        COM              742718109      738     7949 SH       SOLE                     7949
QUALCOMM INC COM               COM              747525103     2478    59470 SH       SOLE                    59470
RESEARCH IN MOTION LTD         COM                            1314    34385 SH       SOLE                    34385
SCHWAB CHARLES CP NEW COM      COM              808513105      742    62272 SH       SOLE                    62272
SLM                            COM              90390U102     1140    29255 SH       SOLE                    29255
ST JUDE MED INC COM            COM              790849103     2108    39206 SH       SOLE                    39206
SYMANTEC CORP COM              COM              871503108     2681    42420 SH       SOLE                    42420
TARGET CORP.                   COM              87612E106     1225    32550 SH       SOLE                    32550
TEXAS INSTRUMENTS              COM              882508104     1669    73200 SH       SOLE                    73200
VERIZON COMMUNICAITONS         COM              92343v104     1162    35819 SH       SOLE                    35819
WAL MART STORES INC COM        COM              931142103     3179    56913 SH       SOLE                    56913
ZIMMER HLDGS INC COM           COM              98956P102     2259    40995 SH       SOLE                    40995
CITIGROUP CAPITAL 6.00% TRUST  PFD                             575    23000 SH       SOLE                    23000

NEW YORK STATE MUNI BOND FUND                   779571108      487 42625.746SH       SOLE                42625.746